Related Parties (Details) - USD ($)					9 Months Ended	12 Months Ended
	Dec. 13, 2023	Aug. 15, 2023	Jul. 14, 2023	Aug. 17, 2021	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 29, 2024	Jun. 15, 2023	May 17, 2023	May 20, 2022	Mar. 15, 2022	Mar. 10, 2022	Jul. 27, 2021
Related Parties [Line Items]
Founder share outstanding (in Shares)													3,162,500
Shares subject to forfeiture (in Shares)							75,000
Outstanding amount						$ 1,297,500	$ 125,341
Working capital amount					$ 905,000	905,000
Convertible notes from related parties outstanding						905,000	0
Advances from Target									$ 62,500
Additional advanced		$ 62,500	$ 62,500
Advance outstanding amount						187,500
Related parties expenses paid						332,500	2,841
Cash payment	$ 7,250,000
Deferred underwriting commission						4,322,500
Expenses per month						10,000
Expenses related						125,000	95,000
General and administrative services outstanding						79,481	0
Business combination interest						$ 1,500,000
Private Placement Warrants [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)						5,405,000
Warrant per share (in Dollars per share)						$ 1
Unsecured Promissory Note [Member]
Related Parties [Line Items]
Aggregate principal amount										$ 1,000,000				$ 300,000
Conversion price (in Dollars per share)										$ 1	$ 1
Over-Allotment Option [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)												$ 10
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)						$ 1
Subsequent Event [Member]
Related Parties [Line Items]
Conversion price (in Dollars per share)								$ 1
Sponsor [Member]
Related Parties [Line Items]
Percentage of shares holding after IPO						20.00%
Related Party [Member]
Related Parties [Line Items]
Due to related party						$ 0	$ 0
Founder Shares [Member] | Over-Allotment Option [Member]
Related Parties [Line Items]
Shares subject to forfeiture (in Shares)						412,500
Founder Shares [Member] | Sponsor [Member]
Related Parties [Line Items]
Exceed per share (in Dollars per share)						$ 12
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Parties [Line Items]
Number of shares issued (in Shares)				2,875,000
Aggregate purchase price				$ 25,000